Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Schedule of Financial Liabilities Measured at Fair Value on Recurring Basis by Level within Fair Value Hierarchy

The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy as of September 30, 2017 and December 31, 2016:

	Fair Value Measurements as of September 30, 2017
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$1,537	$1,537

	Fair Value Measurements as of December 31, 2016
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$3,665	$3,665

The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy at December 31, 2016 and 2015.

	Fair Value Measurements at December 31, 2016 (in thousands)
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$3,665	$3,665

	Fair Value Measurements at December 31, 2015 (in thousands)
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$-	$-	$598	$598

Schedule of Reconciliation of Derivative Liability

The Company did not have any transfers of assets and liabilities between Level 1 and Level 2 of the fair value measurement hierarchy during the nine months ended September 30, 2017 and 2016.

	Common Stock Warrants	Convertible Notes	Total Derivative Liability
Balance at December 31, 2015	$(598)	$-	$(598)
Issuances of derivatives	(5,817)	-	(5,817)
Decrease in liability due to warrants being exercised	273	-	273
Change in fair value	(228)	-	(228)
Balance at September 30, 2016	$(6,370)	$-	$(6,370)

Balance at December 31, 2016	$(3,665)	$-	$(3,665)
Issuances of derivatives	(810)	-	(810)
Decrease in liability due to warrants being exercised	-	-	-
Change in fair value	2,938	-	2,938
Balance at September 30, 2017	$(1,537)	$-	$(1,537)

The following table presents a reconciliation of the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2016 and 2015 (in thousands):

		Preferred	Conversion	Total
	Common Stock	Stock	Feature of	Derivative
	Warrants	Warrants	Notes	Liability
Balance at December 31, 2014	$(11,358)	$-	$(2,612)	$(13,970)
Issuances of derivatives	(14,556)	-	--	(14,556)
Modification of terms	(382)	-	-	$(382)
Decrease in liability due to debt conversions	-	-	179	179
Decrease in liability due to warrants being exercised	20,335	-	-	20,335
Reclassification from liability to equity	2,403	-	-	2,403
Extinguishment of derivative liabilities	-	-	3,468	3,468
Change in fair value	2,960	-	(1,035)	1,925
Balance at December 31, 2015	$(598)	$-	$-	$(598)

Balance at December 31, 2015	(598)	-	-	(598)
Issuance of derivatives	(5,817)	-	-	(5,817)
Decrease in liability due to warrants being exercised	274	-	-	274
Change in fair value	2,476	-	-	2,476
Balance at December 31, 2016	$(3,665)	$-	$-	$(3,665)

Schedule of Assumptions Used in Estimating Fair Value

The assumptions used in estimating the common stock warrant liability using the Black-Scholes-Merton valuation model at September 30, 2017 and December 31, 2016 were as follows:

	September 30, 2017	December 31, 2016
Weighted-average risk free interest rate	1.6%	0.9%
Weighted-average expected life (in years)	2.7	2.5
Expected dividend yield	-%	-%
Weighted-average expected volatility	120.0%	136.0%

The assumptions used in estimating the common stock warrant liability using the Black-Scholes-Merton valuation model at December 31, 2016 and 2015 were as follows:

	December 31, 2016	December 31, 2015
Weighted-average risk free interest rate	0.92%	1.71%
Weighted-average expected life (in years)	2.5	3.7
Expected dividend yield	0%	0%
Weighted average expected volatility	136%	119%

Monte Carlo Simulation Valuation Model [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Schedule of Assumptions Used in Estimating Fair Value

The assumptions used in estimating the common stock warrant liability using the Monte Carlo Simulation valuation model at issuance (January 24, 2017) and September 30, 2017 were as follows:

	January 24, 2017	September 30, 2017
Weighted-average risk free interest rate	1.94%	1,77 – 1.89%
Weighted-average expected life (in years)	5.0	3.75 – 4.53
Expected dividend yield	-%	-%
Weighted-average expected volatility	65.60%	62.60 – 62.63%

The assumptions used in estimating the common stock warrant liability using the Monte Carlo Simulation valuation model at issuance (July 8. 2016) and December 31, 2016 were as follows:

	July 8, 2016	December 31, 2016
Weighted-average risk free interest rate	0.95%	1.47%
Weighted-average expected life (in years)	5.00	4.50
Expected dividend yield	0%	0%
Weighted average expected volatility	67.91%	65.48%